ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

RMB
Balance as of January 1, 2016	16,795
Foreign currency translation adjustments, net of tax of nil	129,305
Balance as of December 31, 2016	146,100
Foreign currency translation adjustments, net of tax of nil	(133,767)
Balance as of December 31, 2017	12,333
Foreign currency translation adjustments, net of tax of nil	111,590
Balance as of December 31, 2018	123,923
Balance as of December 31, 2018 (US$)	18,024